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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter: September 30, 2011

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Markel Corporation
Address: 4521 Highwoods Pkwy
         Glen Allen, VA 23060

Form 13F File Number: 28-6647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas S. Gayner
Title:   President and Chief Investment Officer
Phone:   804-527-3806

Signature, Place, and Date of Signing:

/s/  Thomas S. Gayner    Richmond, VA     11/14/2011
----------------------   --------------   -----------
     [Signature]         [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               1

Form 13F Information Table Entry Total:        122

Form 13F Information Table Value Total: $1,633,596
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number         Name
    ---    --------------------         ----
    1      28-6056                      Markel Gayner Asset Management
                                        Corporation

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     2154    30000 SH       SOLE                    30000
                                                              9175   127800 SH       DEFINED 01             124000              3800
Abbott Laboratories            COM              002824100     6623   129500 SH       DEFINED 01             128500              1000
Accenture                      COM              G1151C101      527    10000 SH       SOLE                    10000
                                                              5816   110400 SH       DEFINED 01             100000             10400
Air Products & Chemicals       COM              009158106      374     4900 SH       DEFINED 01                                 4900
Alleghany Corporation          COM              017175100     1249     4328 SH       SOLE                     4328
Altria                         COM              02209S103     3147   117400 SH       DEFINED 01             114500              2900
American Express               COM              025816109      449    10000 SH       SOLE                    10000
                                                             16984   378264 SH       DEFINED 01             339000             39264
Anheuser-Busch Inbev ADR       COM              03524A108    21489   405601 SH       DEFINED 01             390000             15601
Automatic Data Processing      COM              053015103    23004   487900 SH       DEFINED 01             474700             13200
Bank of New York Mellon Corp   COM              064058100       56     3019 SH       SOLE                     3019
                                                              4334   233130 SH       DEFINED 01             214907             18223
Berkshire Hathaway Class B     COM              084670702    34462   485100 SH       SOLE                   485100
                                                             77561  1091797 SH       DEFINED 01            1026507             65290
Berkshire Hathaway, Inc.       COM              084670108    29370      275 SH       SOLE                      275
                                                             72944      683 SH       DEFINED 01                647                36
Brookfield Asset Management    COM              112585104    11846   430000 SH       SOLE                   430000
                                                             73200  2656983 SH       DEFINED 01            2465548            191435
Brookfield Residential         COM              11283W104      469    70500 SH       DEFINED 01              68500              2000

Brown & Brown                  COM              115236101     6508   365628 SH       DEFINED 01             365628
Brown Forman Class A           COM              115637100    19284   283760 SH       DEFINED 01             281000              2760
Brown-Forman Class B           COM              115637209     4974    70915 SH       DEFINED 01              70250               665
Calumet                        COM              131476103      169    10000 SH       SOLE                    10000
                                                               435    25700 SH       DEFINED 01              25000               700
Campbell Soup Co               COM              134429109     2360    72900 SH       DEFINED 01              70000              2900
Capital One                    COM              14040H105      436    11000 SH       DEFINED 01              10000              1000
Carmax                         COM              143130102     5605   235000 SH       SOLE                   235000
                                                            118395  4964169 SH       DEFINED 01            4728070            236099
Caterpillar Inc                COM              149123101    18256   247234 SH       DEFINED 01             241000              6234
Charles Schwab                 COM              808513105    10834   961300 SH       DEFINED 01             895000             66300
Coca Cola Co                   COM              191216100     4324    64000 SH       DEFINED 01              60000              4000
Contango Oil & Gas             COM              21075n204     3310    60500 SH       DEFINED 01              60500
Costco                         COM              22160K105      411     5000 SH       SOLE                     5000
                                                              2916    35500 SH       DEFINED 01              34000              1500
DENTSPLY                       COM              249030107     1086    35400 SH       DEFINED 01              35000               400
DST Systems, Inc               COM              233326107     1227    28000 SH       DEFINED 01              28000
Diageo PLC                     COM              25243Q205    24943   328500 SH       SOLE                   328500
                                                             69831   919681 SH       DEFINED 01             861500             58181
Disney                         COM              254687106     6032   200000 SH       SOLE                   200000
                                                             40438  1340794 SH       DEFINED 01            1262500             78294
EOG Resources, Inc.            COM              26875p101     5986    84300 SH       DEFINED 01              83500               800
Eagle Materials                COM              26969p108      441    26500 SH       DEFINED 01              26500
Ecolab                         COM              278865100     1291    26400 SH       DEFINED 01              26000               400
Emerson Electric               COM              291011104     7213   174600 SH       DEFINED 01             158000             16600
Encana Corp                    COM              292505104      538    28000 SH       DEFINED 01              28000

Enterprise Products Lmtd Ptnsh COM              293792107      602    15000 SH       SOLE                    15000
                                                              8283   206300 SH       DEFINED 01             200000              6300
Expeditors Int'l Wash Inc      COM              302130109      689    17000 SH       DEFINED 01              17000
Exxon Corporation              COM              30231G102    14511   199800 SH       SOLE                   199800
                                                             40504   557676 SH       DEFINED 01             510000             47676
Fairfax Financial Holdings Ltd COM              303901102   102750   267104 SH       SOLE                   267104
                                                              4753    12355 SH       DEFINED 01              12355
Federated Investors            COM              314211103      175    10000 SH       SOLE                    10000
                                                              8336   475500 SH       DEFINED 01             474000              1500
Fidelity National Financial    COM              31620R105    25820  1700950 SH       DEFINED 01            1663000             37950
General Dynamics               COM              369550108    22124   388885 SH       DEFINED 01             370000             18885
General Electric               COM              369604103    20736  1362450 SH       SOLE                  1362450
                                                             16562  1088198 SH       DEFINED 01             942550            145648
Heritage Crystal Clean Inc     COM              42726M106     4349   239500 SH       DEFINED 01             239500
Home Depot                     COM              437076102      657    20000 SH       SOLE                    20000
                                                             31115   946611 SH       DEFINED 01             900000             46611
ITC Holdings Corp              COM              465685105    13411   173200 SH       DEFINED 01             173000               200
Illinois Tool Works            COM              452308109    10401   250035 SH       DEFINED 01             230000             20035
Intel                          COM              458140100     1280    60000 SH       SOLE                    60000
                                                             13283   622592 SH       DEFINED 01             590000             32592
International Business Machine COM              459200101     1749    10000 SH       SOLE                    10000
                                                              1836    10500 SH       DEFINED 01              10000               500
International Game Technology  COM              459902102     3632   250000 SH       SOLE                   250000
                                                             12926   889585 SH       DEFINED 01             820000             69585
Investors Title Company        COM              461804106     8076   228850 SH       DEFINED 01             213300             15550
Johnson and Johnson            COM              478160104    17833   280000 SH       SOLE                   280000
                                                             18240   286395 SH       DEFINED 01             271700             14695

Lennar Corporation             COM              526057104      772    57000 SH       DEFINED 01              56000              1000
Lennox International           COM              526107107     2849   110500 SH       DEFINED 01             110000               500
Leucadia National Corp         COM              527288104    13342   588266 SH       DEFINED 01             575000             13266
Louisiana Pacific Corp         COM              546347105      291    57000 SH       DEFINED 01              57000
Lowes                          COM              548661107     1837    95000 SH       SOLE                    95000
                                                              6792   351200 SH       DEFINED 01             310000             41200
Marriott International         COM              571903202     4957   181965 SH       SOLE                   181965
                                                             33439  1227561 SH       DEFINED 01            1101907            125654
Mastercard, Inc                COM              57636Q104      951     3000 SH       DEFINED 01               3000
McDonalds                      COM              580135101    16814   191456 SH       DEFINED 01             181000             10456
Microsoft Corp                 COM              594918104    11218   450690 SH       DEFINED 01             429000             21690
National Oilwell               COM              637071101     4354    85000 SH       DEFINED 01              85000
Nicholas Financial             COM              65373j209      816    83500 SH       DEFINED 01              83500
Nike                           COM              654106103     4293    50200 SH       DEFINED 01              50000               200
Northern Trust Corp            COM              665859104     4897   140000 SH       DEFINED 01             140000
Novo-Nordisk A/S               COM              670100205    22835   229450 SH       DEFINED 01             215000             14450
NuStar GP Holdings             COM              67059L102    17148   559300 SH       DEFINED 01             551500              7800
Oracle Corp                    COM              68389x105     9527   331500 SH       DEFINED 01             295000             36500
Patterson Companies Inc.       COM              703395103     4197   146600 SH       DEFINED 01             145000              1600
Paychex                        COM              704326107     1342    50900 SH       DEFINED 01              50000               900
Pepsico                        COM              713448108     6499   105000 SH       DEFINED 01             104300               700
Philip Morris International    COM              718172109     7280   116700 SH       DEFINED 01             114500              2200
Plum Creek Lumber MLP          COM              729251108     5206   150000 SH       SOLE                   150000
                                                              7105   204700 SH       DEFINED 01             200000              4700
Pool Corp                      COM              73278L105     2487    95000 SH       DEFINED 01              95000

Procter & Gamble               COM              742718109     4006    63400 SH       DEFINED 01              62000              1400
RLI Corporation                COM              749607107    39108   615096 SH       DEFINED 01             598636             16460
Schlumberger                   COM              806857108     4181    70000 SH       DEFINED 01              69000              1000
State Street Corp              COM              857477103     1299    40400 SH       DEFINED 01              40400
Sysco Corp                     COM              871829107     2201    85000 SH       SOLE                    85000
                                                             18503   714387 SH       DEFINED 01             640000             74387
T.Rowe Price                   COM              74144T108      525    11000 SH       SOLE                    11000
                                                              8814   184500 SH       DEFINED 01             184000               500
Teva Pharmaceuticals           COM              881624209    12588   338200 SH       DEFINED 01             330000              8200
Union First Market Bankshares  COM              90662P104    37573  3504920 SH       SOLE                  3504920
United Parcel Service          COM              911312106     4390    69520 SH       SOLE                    69520
                                                             42497   672946 SH       DEFINED 01             622980             49966
United Technologies            COM              913017109     1309    18600 SH       DEFINED 01              18000               600
Visa                           COM              92826C839     2837    33100 SH       DEFINED 01              33000               100
W.P. Carey                     COM              92930Y107     1639    45000 SH       SOLE                    45000
                                                             33366   915900 SH       DEFINED 01             905200             10700
Wal-Mart Stores                COM              931142103     6042   116425 SH       SOLE                   116425
                                                             49589   955479 SH       DEFINED 01             884575             70904
Walgreen                       COM              931422109     7300   221960 SH       DEFINED 01             220000              1960
Washington Post Co             COM              939640108     1766     5400 SH       DEFINED 01               5200               200
Washington Real Estate Investm COM              939653101      370    13141 SH       DEFINED 01                                13141
Watsco Inc                     COM              942622200     2044    40000 SH       DEFINED 01              40000
Western Union                  COM              959802109     3287   215000 SH       DEFINED 01             215000